Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000
Common stock, shares issued	12,247,334	10,650,002	10,535,002	3,247,840
Common stock, shares outstanding	12,247,334	10,650,002	10,535,002	3,247,840